Note 3 - Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Amortisation period of intangible assets material to entity	5 years	5 years
Bottom of range [member]
Statement Line Items [Line Items]
Amortisation period of intangible assets material to entity	3 years
Top of range [member]
Statement Line Items [Line Items]
Amortisation period of intangible assets material to entity	5 years